Schedule V, AMERCO and Consolidated Subsidiaries, Supplemental Information (for Property-Casualty Insurance Operations) (Details) (Consolidated property casualty entity, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Consolidated property casualty entity
Supplemental information for property, casualty insurance underwriters:
Deferred policy acquisition costs	$ 0		$ 0		$ 0
Reserves for unpaid claims and claims adjustment expense	330,093		382,328		276,355
Discount if any, deducted
Unearned premiums	0		0		4
Net earned premiums (1)	34,342	[1]	32,631	[1]	30,704	[1]
Net investment income (2)	8,976	[2]	9,664	[2]	8,234	[2]
Claim and claim adjustment expenses incurred related to current year	8,962		9,297		9,453
Claim and claim adjustment expenses incurred related to prior year	7,036		56,445		7,832
Amortization of deferred policy acquisition costs	0		0		0
Paid claims and claim adjustment expense	20,807		16,319		17,211
Net premiums written (1)	$ 34,378	[1]	$ 32,627	[1]	$ 30,706	[1]

[1]	The earned and written premiums are reported net of intersegment transactions. There were no earned premiums eliminated for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Net investment income excludes net realized (gains) losses on investments of ($4.9) million, ($0.3) million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.